Parent Company Financial Information - Summary of Condensed Statements of Cash Flows (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 1,850,100	$ 2,406,136
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities	2,846,317	3,908,679
Parent
Cash flows from operating activities:
Net income	1,850,100	2,406,136
Adjustments to reconcile net income to net cash used in operating activities:
Undistributed income of subsidiary	(2,059,916)	(2,679,491)
Net other operating activities	4,567	121,889
Net cash provided by operating activities	(205,249)	(151,466)
Net decrease in cash	(205,249)	(151,466)
Cash at beginning of year	211,524	362,990
Cash at end of year	$ 6,275	$ 211,524